Inventories (Details) - Schedule of Allowance for Losses and Damages - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Losses and Damages [Abstract]
At the beginning of the year	R$ (68)	R$ (37)	R$ (51)
Additions	(567)	(435)	(315)
Reversals	29	17	13
Write-offs	525	387	316
At the end of the year	R$ (81)	R$ (68)	R$ (37)